Share-Based Compensation Plans (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended								0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Restricted stock	Jun. 30, 2007 Restricted stock	Dec. 31, 2012 Restricted stock	Dec. 31, 2010 Restricted stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 97 Plan	Dec. 31, 2012 07 Incentive Plan	Oct. 22, 2012 Amended and restated employment agreement Restricted stock	Jan. 20, 2012 Amended and restated employment agreement Restricted stock	Dec. 31, 2010 Amended and restated employment agreement Common Stock	Dec. 31, 2010 Employee agreement Common Stock	Dec. 31, 2012 04 Plan	Apr. 10, 2012 Previous employment agreement Restricted stock	Dec. 31, 2010 Previous employment agreement Restricted stock	Dec. 31, 2010 Adjustment Restricted stock	Jan. 29, 2013 Subsequent Event Previous employment agreement Restricted stock	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Criteria One Amended and restated employment agreement Restricted stock	Dec. 31, 2010 Criteria One Previous employment agreement Restricted stock	Dec. 31, 2010 Criteria Two Amended and restated employment agreement Restricted stock	Dec. 31, 2010 Criteria Two Previous employment agreement Restricted stock	Dec. 31, 2010 Criteria Three Previous employment agreement Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						$ 4,900,000		$ 500,000.0
Compensation expense	7,613,000	5,531,000	4,802,000																				1,500,000
Shares issued							90,000
Stock options, contractual term														10 years	10 years			6 years
Award vesting period														3 years	3 years			3 years	3 years	5 years										6 years	5 years	5 years
Shares authorized to be purchased	50,000,000	50,000,000																180,000	130,000
Shares exercised											153,000	6,000	4,000						130,000
Shares granted (in dollars per share)																			$ 36.16
Shares exercised, minimum price																			$ 57.36
Shares exercised, maximum price																			$ 60.05
Weighted average value of options granted (in dollars per share)										$ 13.65
Total intrinsic value of options exercised											5,700,000	100,000	38,000
Cash received from exercised options											3,400,000	200,000	100,000
Shares exercisable at period end												251,000
Shares exercised, weighted average exercise price												$ 37.05
Minimal age when award becomes fully vested															60 years					60 years
Restricted shares issued to director																												45,000	90,000
Restricted shares required before shares become exercisable																														81,250	65,000	65,000
Options vested in period																15,000	15,000				22,500			22,500
Minimum closing price of stock																$ 60	$ 50				$ 55			$ 65
Consecutive trading days mimimum price per share must be met for options to vest																20 days	20 days				20 days			20 days				20 days	20 days		10 days
Annual interest rate																						3.00%
Period before options become vested subsequent to termination																						6 months
Recognization of share-based compensation expenses, weighted average period						2 years 3 months 18 days		1 year
Shares held by Company subject to performance-based vesting criteria						60,000
Performance-based shares granted				45,000	90,000
Grant date fair value of shares granted				$ 35.19	$ 49.80
Total value of shares granted				1,600,000	4,500,000
Annual volatility factor						40.20%				44.35%
Annual dividend yield						1.10%				1.42%
Employee Stock Purchase Plan [Abstract]
Number of hours required to be considered a full time employee																									20 hours
Number of months per year that an employee needs to work to be considered full-time																									5 months
Percentage of common stock purchase price that employee allowed to purchase at																									85.00%
Maximum stock allowed to be purchased by employee in one year, value																									25,000
Stock sold by company to employees																									19
Compensation expense recognized	$ 13,993,000	$ 9,730,000	$ 6,656,000																						$ 400,000	$ 300,000	$ 200,000